[OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]

December 4, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Ohio National Fund (File No. 333-191997)
Form N-14

Ladies and Gentlemen:

On behalf of the above registrant, enclosed herewith for electronic filing is a post-effective amendment to the N-14 registration statement relating to the following portfolios of the above-named registrant:

Target Equity/Income Portfolio

Target VIP Portfolio

Millennium Portfolio

Small Cap Growth Portfolio

Income Opportunity Portfolio

U.S Equity Portfolio

Balanced Portfolio

This amendment is being filed to complete certain previously blank information and to incorporate changes made based on comments received the Staff. This post-effective amendment is being filed pursuant to Rule 485(b) of the Securities Act of 1933. The undersigned has reviewed the disclosures in the post-effective amendment and certifies that the post-effective amendment meets all of the requirements for effectiveness of this registration statement under Rule 485(b).

Registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective or permit it to go effective on its own, the Commission is not foreclosed from taking any action with respect to the filing. Registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective or allowing it to go effective on its own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or comments regarding the filings, please contact me at (513) 794-6278.

Sincerely,

/s/ Kimberly A. Plante
Kimberly A. Plante
Senior Associate Counsel